NOTES PAYABLE (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Medmen Enterprises Inc. [Member]
Short-term Debt [Line Items]
Balance at End of Year		$ 170,821,393	$ 166,368,463
Cash additions		16,357,691	50,234,282
Cash payments		(8,000,000)
Shares Issued to Settle Debt		(5,255,172)
Balance at beginning of period Notes payables	$ 170,821,393	166,368,463	86,855,415
Cash paid for debt issuance costs		(375,000)	(1,798,122)
Balance at ending of period Notes payables		170,821,393	166,368,463
Notes Payable [Member]
Short-term Debt [Line Items]
Balance at End of Year	199,872,000	191,115,000
Cash additions	5,000,000
Paid in kind interest Capitalized	4,287,000
Cash payments	(153,000)
Conversion of Convertible Debentures	(2,371,000)
Derivative Liability Incurred on Settlement of Debt	(3,145,000)
Shares Issued to Settle Debt	(4,030,000)
Non-Cash Loss on Extinguishment of Debt	2,176,000
Accreation of debt discount	2,543,000
Accretion of Debt Discount included in Discontinued Operations	4,450,000
Less Current portion of notes payables	(114,339,000)
Notes payable, Net of Current portion	85,533,000
Balance at beginning of period Notes payables	191,115,000
Balance at ending of period Notes payables	199,872,000	191,115,000
Notes Payable [Member] | Medmen Enterprises Inc. [Member]
Short-term Debt [Line Items]
Balance at End of Year		191,115,328	168,998,601
Cash additions		15,830,279	13,850,000
Paid in kind interest Capitalized		19,046,232
Cash payments		(742,860)	(14,779,091)
Conversion of Convertible Debentures		(2,371,782)
Shares Issued to Settle Debt		(1,351,774)	(4,393,342)
Non-Cash Loss on Extinguishment of Debt			571,893
Accreation of debt discount		3,793,314	2,532,825
Accretion of Debt Discount included in Discontinued Operations		5,895,011	4,362,226
Less Current portion of notes payables		(103,496,394)	(16,188,664)
Notes payable, Net of Current portion		87,618,934	152,809,937
Balance at beginning of period Notes payables	$ 191,115,328	168,998,601	172,747,559
Non-cash Addition-Debt modification		1,877,439	1,000,000
Debt discount Recognized on modifacation		(2,002,544)	(1,000,000)
Extinguishment of Debt		(12,173,250)
Payment of Amendment Fee			(500,000)
Equity Component of Debt- New and Amended		(5,583,407)	(5,331,969)
Cash paid for debt issuance costs		(99,931)	(61,500)
Balance at ending of period Notes payables		$ 191,115,328	$ 168,998,601